Lease (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Annual payments for lease payments	$ 741,667	$ 2,430,000
May 2014 [Member]
Annual payments for lease payments	$ 11,830	$ 11,830
Lease term	5 years	5 years